Derivative Liabilities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities		$ 1,574,343		$ 2,255,781	$ 221,822
Change in derivative liabilities		(700,240)	$ 5,100,091	2,115,986	26,048
Change in fair market value of derivative liabilities due to the mark to market adjustment		(700,240)	(4,945,782)	(1,221,021)	13,816
Change in fair market value attributable to the warrants		(718,750)	(147,088)
Change in fair market value on convertible notes adjustment		$ 18,510	$ 7,221	4,767
Volatility	195.00%
Change in fair value in excess of convertible notes					$ 12,232
Increase in derivative value attributable to tainted warrants				7,103,444
Decrease in derivative value attributable to exchange of warrants				3,766,437
Change in fair market value in market value of the warrants				$ 1,225,788
Convertible DebentureMember | Warrant [Member]
Maturity term		2 years		2 years	2 years
Increase in trading fees (monthly)				1.00%	1.00%
Default event, Description		An event of default would occur -0-% of the time, increasing 2% per month to a maximum of 10%.		An event of default would occur -0-% of the time, increasing 2% per month to a maximum of 10%.	An event of default would occur -0-% of the time, increasing 2% per month to a maximum of 10%.
Fundamental transaction, Description		A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.		A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.
Redeem notes, Description		The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.		The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.	The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.
Exercisable target prices description		target prices of 3 to 5 times the projected reset price or higher.
Reset events description		Reset events were projected to occur by 3/31/18 and 12/31/18 – the reset provision ends 3/30/19 and the option expires 3/30/20.
Maturity description		The Holder would exercise the warrant at maturity in 2020 if the stock price was above the reset exercise price.
Convertible DebentureMember | Warrant [Member] | Minimum [Member]
Stock price		$ 0.0033		$ 0.0035	$ 0.0035
Volatility				141.00%	141.00%
Trading fees (monthly)		$ 968,718		$ 1,120,620	$ 1,120,620
Convertible DebentureMember | Warrant [Member] | Maximum [Member]
Stock price		$ 0.0063		$ 0.0081	$ 0.0081
Volatility				232.00%	232.00%
Trading fees (monthly)		$ 1,011,107		$ 1,441,388	$ 1,441,388